Fair Value Measurements (Tables)	12 Months Ended
May 26, 2013
Fair Value Disclosures [Abstract]
Fair Values Of Financial Instruments Measured At Fair Value On Recurring Basis
The following tables summarize the fair values of financial instruments measured at fair value on a recurring basis at May 26, 2013 and May 27, 2012:

Items Measured at Fair Value at May 26, 2013
(in millions)		Fair Value of Assets (Liabilities)	Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Fixed-income securities:
Corporate bonds	(1)	$10.0	$—	$10.0	$—
U.S. Treasury securities	(2)	8.7	8.7	—	—
Mortgage-backed securities	(1)	5.6	—	5.6	—
Derivatives:
Commodities futures, swaps & options	(3)	(0.2)	—	(0.2)	—
Equity forwards	(4)	(1.9)	—	(1.9)	—
Interest rate swaps	(5)	1.9	—	1.9	—
Foreign currency forwards	(6)	0.6	—	0.6	—
Total		$24.7	$8.7	$16.0	$—

Items Measured at Fair Value at May 27, 2012
(in millions)		Fair Value of Assets (Liabilities)	Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Fixed-income securities:
Corporate bonds	(1)	$14.5	$—	$14.5	$—
U.S. Treasury securities	(2)	13.3	13.3	—	—
Mortgage-backed securities	(1)	9.9	—	9.9	—
Derivatives:
Commodities futures, swaps & options	(3)	(0.1)	—	(0.1)	—
Equity forwards	(4)	2.8	—	2.8	—
Interest rate locks & swaps	(5)	(41.7)	—	(41.7)	—
Foreign currency forwards	(6)	0.5	—	0.5	—
Total		$(0.8)	$13.3	$(14.1)	$—

(1)
The fair value of these securities is based on closing market prices of the investments, when applicable, or, alternatively, valuations utilizing market data and other observable inputs, inclusive of the risk of nonperformance.

(2)	The fair value of our U.S. Treasury securities is based on closing market prices.

(3)	The fair value of our commodities futures, swaps and options is based on closing market prices of the contracts, inclusive of the risk of nonperformance.

(4)	The fair value of our equity forwards is based on the closing market value of Darden stock, inclusive of the risk of nonperformance.

(5)	The fair value of our interest rate lock and swap agreements is based on current and expected market interest rates, inclusive of the risk of nonperformance.

(6)	The fair value of our foreign currency forward contracts is based on closing forward exchange market prices, inclusive of the risk of nonperformance.